ACCUMULATED OTHER COMPREHENSIVE LOSS - Narrative (Details) - USD ($)	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Equity [Abstract]
Tax (benefit) provision related to unrealized gains/losses on available-for-sale securities	$ 0	$ 0	$ 0